Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Assets:
Other investments	¥ 190		¥ 286
Total assets at fair value	72,395	[1]	66,940	[1]
Liabilities:
Trading securities sold, not yet purchased	4,688		4,415
Long-term debt	461	[2]	441	[2]
Total liabilities at fair value	17,438		17,138
Interest rate contracts
Assets:
Assets, derivatives	9,789		9,964
Liabilities:
Liabilities, derivatives	9,453		9,541
Foreign exchange contracts
Assets:
Assets, derivatives	2,582		2,845
Liabilities:
Liabilities, derivatives	2,574		2,465
Equity-related contracts
Assets:
Assets, derivatives	145		154
Liabilities:
Liabilities, derivatives	180		150
Credit-related contracts
Assets:
Assets, derivatives	59		59
Liabilities:
Liabilities, derivatives	36		39
Other contracts
Assets:
Assets, derivatives	61		104
Liabilities:
Liabilities, derivatives	46		87
Japanese government bonds
Assets:
Assets, trading securities	6,055	[3]	4,962	[3]
Available-for-sale securities	32,647		29,213
Japanese local gov't bonds
Assets:
Assets, trading securities	91	[3]	162	[3]
Available-for-sale securities	273		230
U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	4,595	[3]	2,812	[3]
Available-for-sale securities	101		128
Other foreign gov't bonds
Assets:
Assets, trading securities	1,390	[3]	1,250	[3]
Available-for-sale securities	445		291
Agency mortgage-backed securities
Assets:
Assets, trading securities	2,166	[3]	1,305	[3]
Available-for-sale securities	980		765
Residential mortgage-backed securities
Assets:
Assets, trading securities	159	[3]	207	[3]
Available-for-sale securities	571		760
Commercial mortgage-backed securities
Assets:
Assets, trading securities	28	[3]	51	[3]
Available-for-sale securities	330		486
Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,578		3,197
Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	542		646
Equity securities
Assets:
Assets, trading securities	1,091	[3]	1,170	[3]
Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,041	[3]	1,253	[3]
Corporate bonds and other
Assets:
Assets, trading securities	1,694	[3]	1,807	[3]
Equity securities (marketable)
Assets:
Available-for-sale securities	2,792		2,833
Level 1
Assets:
Other investments	1		26
Total assets at fair value	48,587	[1]	41,281	[1]
Liabilities:
Trading securities sold, not yet purchased	4,610		4,254
Total liabilities at fair value	4,662		4,283
Level 1 | Interest rate contracts
Assets:
Assets, derivatives	8		3
Liabilities:
Liabilities, derivatives	5		1
Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives	2		2
Liabilities:
Liabilities, derivatives	1		2
Level 1 | Equity-related contracts
Assets:
Assets, derivatives	27		20
Liabilities:
Liabilities, derivatives	46		25
Level 1 | Other contracts
Liabilities:
Liabilities, derivatives			1
Level 1 | Japanese government bonds
Assets:
Assets, trading securities	6,017	[3]	4,834	[3]
Available-for-sale securities	31,066		27,605
Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	4,425	[3]	2,731	[3]
Available-for-sale securities	101		128
Level 1 | Other foreign gov't bonds
Assets:
Assets, trading securities	1,273	[3]	1,140	[3]
Available-for-sale securities	279		196
Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	1,894	[3]	880	[3]
Available-for-sale securities	150		83
Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	12		34
Level 1 | Equity securities
Assets:
Assets, trading securities	553	[3]	714	[3]
Level 1 | Corporate bonds and other
Assets:
Assets, trading securities	119	[3]	144	[3]
Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	2,660		2,741
Level 2
Assets:
Total assets at fair value	21,630	[1]	22,851	[1]
Liabilities:
Trading securities sold, not yet purchased	78		161
Long-term debt	1	[2]	1	[2]
Total liabilities at fair value	12,176		12,211
Level 2 | Interest rate contracts
Assets:
Assets, derivatives	9,751		9,946
Liabilities:
Liabilities, derivatives	9,408		9,505
Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives	2,507		2,769
Liabilities:
Liabilities, derivatives	2,537		2,422
Level 2 | Equity-related contracts
Assets:
Assets, derivatives	80		68
Liabilities:
Liabilities, derivatives	118		88
Level 2 | Credit-related contracts
Assets:
Assets, derivatives	34		27
Liabilities:
Liabilities, derivatives	34		32
Level 2 | Other contracts
Liabilities:
Liabilities, derivatives			2
Level 2 | Japanese government bonds
Assets:
Assets, trading securities	38	[3]	128	[3]
Available-for-sale securities	1,581		1,608
Level 2 | Japanese local gov't bonds
Assets:
Assets, trading securities	91	[3]	162	[3]
Available-for-sale securities	273		230
Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	170	[3]	81	[3]
Level 2 | Other foreign gov't bonds
Assets:
Assets, trading securities	117	[3]	109	[3]
Available-for-sale securities	166		95
Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	272	[3]	425	[3]
Available-for-sale securities	830		682
Level 2 | Residential mortgage-backed securities
Assets:
Assets, trading securities			1	[3]
Available-for-sale securities	223		331
Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	2	[3]	1	[3]
Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,352		2,908
Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	294		364
Level 2 | Equity securities
Assets:
Assets, trading securities	456	[3]	360	[3]
Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,041	[3]	1,253	[3]
Level 2 | Corporate bonds and other
Assets:
Assets, trading securities	1,220	[3]	1,211	[3]
Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	132		92
Level 3
Assets:
Other investments	189		260
Total assets at fair value	2,178	[1]	2,808	[1]
Liabilities:
Long-term debt	460	[2]	440	[2]
Total liabilities at fair value	600		644
Level 3 | Interest rate contracts
Assets:
Assets, derivatives	30		15
Liabilities:
Liabilities, derivatives	40		35
Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives	73		74
Liabilities:
Liabilities, derivatives	36		41
Level 3 | Equity-related contracts
Assets:
Assets, derivatives	38		66
Liabilities:
Liabilities, derivatives	16		37
Level 3 | Credit-related contracts
Assets:
Assets, derivatives	25		32
Liabilities:
Liabilities, derivatives	2		7
Level 3 | Other contracts
Assets:
Assets, derivatives	61		104
Liabilities:
Liabilities, derivatives	46		84
Level 3 | Other foreign gov't bonds
Assets:
Assets, trading securities			1	[3]
Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	159	[3]	206	[3]
Available-for-sale securities	348		429
Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	26	[3]	50	[3]
Available-for-sale securities	330		486
Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	226		289
Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	236		248
Level 3 | Equity securities
Assets:
Assets, trading securities	82	[3]	96	[3]
Level 3 | Corporate bonds and other
Assets:
Assets, trading securities	¥ 355	[3]	¥ 452	[3]

[1]	Amounts include the investments measured at NAV per share at March 31, 2011 and 2012, of ¥542 billion and ¥631 billion, respectively, of which ¥482 billion and ¥581 billion, respectively, are classified in Level 2, and ¥60 billion and ¥50 billion, respectively, are classified in Level 3.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.